Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of AirNet Technology Inc. and its subsidiaries (collectively, the Company) as of December 31, 2024, and the related consolidated statements of income and comprehensive income, shareholders’ equity, and cash flows, for the year ended December 31, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2024, and the consolidated results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.